INTEREST BEARING LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Summary of Outstanding Debt and Movements in Borrowings
Outstanding debt as of December 31, 2023 and December 31, 2022 was as follows:

(in thousands of $)	December 31, 2023	December 31, 2022
U.S. dollar denominated floating rate debt
$252.4 million term loan facility	174,125	242,908
$34.8 million term loan facility	16,370	34,814
$250.7 million term loan facility	119,088	129,912
$100.8 million term loan facility	77,725	85,399
$328.4 million term loan facility	169,705	184,981
$321.6 million term loan facility	165,203	184,183
$129.4 million term loan facility	124,415	84,469
$104.0 million term loan facility	92,422	100,141
$110.5 million term loan facility	—	96,125
$60.6 million term loan facility	60,600	—
$63.5 million term loan facility	63,450	—
$544.0 million lease financing	429,352	459,918
$42.9 million term loan facility	34,559	36,942
$62.5 million term loan facility	50,347	53,820
$133.7 million term loan facility	115,502	123,367
$58.5 million term loan facility	52,000	55,250
$58.5 million term loan facility	52,000	55,250
$130.0 million term loan facility	121,062	127,562
$65.0 million term loan facility	61,750	65,000
$65.0 million term loan facility	60,937	64,187
$65.0 million term loan facility	62,292	—
$65.0 million term loan facility	62,562	—
$1,410.0 million term loan facility	891,324	—
$539.9 million Shareholder loan facility	235,000	—
Total U.S. dollar denominated floating rate debt	3,291,790	2,184,228
U.S. dollar denominated fixed rate debt
$275.0 million revolving credit facility	175,000	209,700
Total U.S. dollar denominated fixed rate debt	175,000	209,700
Debt issuance costs	(42,720)	(23,113)
Accrued finance expense	32,393	19,499
Total debt	3,456,463	2,390,314
Short-term debt and current portion of long-term debt	261,999	277,854
Long-term portion of debt	3,194,464	2,112,460
Proceeds and repayments of debt in the year ended December 31, 2023 are summarized as follows:

(in thousands of $)	December 31, 2022	Proceeds	Repayments	December 31, 2023
Total U.S. dollar denominated floating rate debt	2,184,228	1,509,749	(402,187)	3,291,790
Total U.S. dollar denominated fixed rate debt	209,700	99,700	(134,400)	175,000
Debt issuance costs	(23,113)			(42,720)
Accrued finance expense	19,499			32,393
Total debt	2,390,314	1,609,449	(536,587)	3,456,463

Proceeds and repayments of debt in the year ended December 31, 2022 are summarized as follows:

(in thousands of $)	December 31, 2021	Proceeds	Repayments	December 31, 2022
Total U.S. dollar denominated floating rate debt	2,130,814	651,248	(597,834)	2,184,228
Total U.S. dollar denominated fixed rate debt	209,700	—	—	209,700
Debt issuance costs	(24,318)			(23,113)
Accrued finance expense	9,379			19,499
Total debt	2,325,575	651,248	(597,834)	2,390,314

Proceeds and repayments of debt in the year ended December 31, 2021 are summarized as follows:

(in thousands of $)	January 1, 2021	Proceeds	Repayments	Other	December 31, 2021
Total U.S. dollar denominated floating rate debt	2,089,931	250,687	(209,804)	—	2,130,814
Total U.S. dollar denominated fixed rate debt	60,000	149,700	—	—	209,700
Secured borrowings	6,251	3,481	(9,717)	(15)	—
Debt issuance costs	(20,176)				(24,318)
Accrued finance expense	7,805				9,379
Total debt	2,143,811	403,868	(219,521)	(15)	2,325,575

Schedule of Assets Pledged	Assets pledged

(in thousands of $)	December 31, 2023	December 31, 2022
Vessels	4,632,901	3,650,325